WARRANTS (Details 2) (USD $)	Sep. 30, 2012
Warrants outstanding	6,711,733
ExercisePriceRangeOneMember
Range of Exercise Prices	0.33
Warrants outstanding	5,588,400
Average Remaining Contractual Life	21 months
Weighted Average Exercise Price	0.33
ExercisePriceRangeTwoMember
Range of Exercise Prices	0.46
Warrants outstanding	600,000
Average Remaining Contractual Life	32 months
Weighted Average Exercise Price	0.46
ExercisePriceRangeThreeMember
Range of Exercise Prices	0.46
Warrants outstanding	150,000
Average Remaining Contractual Life	37 months
Weighted Average Exercise Price	0.46
ExercisePriceRangeFourMember
Range of Exercise Prices	0.85
Warrants outstanding	40,000
Average Remaining Contractual Life	28 months
Weighted Average Exercise Price	0.85
ExercisePriceRangeFiveMember
Range of Exercise Prices	0.40
Warrants outstanding	333,333
Average Remaining Contractual Life	32 months
Weighted Average Exercise Price	0.40